Revenues, other income and and entity-wide disclosures - Narrative (Details) SFr in Thousands, $ in Millions		12 Months Ended
	Dec. 14, 2021 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables		SFr 295	SFr 521
Revenues from research and development collaborations		7,038	189,556	SFr 9,330
Recognized as revenue		5,713	25,191
Other income		0	44	424
Contract liability		4,333	10,046	35,237
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized as revenue		5,713	8,538
Contract liability		4,333	10,046	18,584
FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized as revenue			7,000
Upfront payment				7,000
Contract liability			0	7,000
Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables		18,600					$ 20
Licence and Collaboration Agreement with Novartis | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations		7,000	9,800	0
Decrease through recharge of employee related expenses		1,300
Licence and Collaboration Agreement with Novartis | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential future milestone payments | $	$ 560
Novartis Option and Equity Rights Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations			150,000
Upfront payment					SFr 20,000
Novartis Option and Equity Rights Agreement | Commercial supply of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations			13,100
Reservation Agreement with FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations		0	7,000	0
Licence and Collaboration Agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations		SFr 0	SFr 9,653	SFr 9,330
Upfront payment | $						$ 50